Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Income taxes
Balance at the beginning of the year	¥ (307,902,579)	$ (44,029,483)	¥ (226,317,275)	¥ (214,884,582)
Addition	(87,473,889)	(12,508,600)	(86,384,559)	(20,828,173)
Reductions	207,886,000	29,727,303	4,799,255	9,395,480
Net change in the valuation allowance	120,412,111	17,218,703	(81,585,304)	(11,432,693)
Balance at the end of the year	(187,490,468)	(26,810,780)	(307,902,579)	(226,317,275)
Gross deferred tax assets associated with deregistration	159,532,567	$ 22,812,854
Operating loss carry forwards from subsidiaries	15,557,819		178,363,447		$ 2,224,739
Tax benefit on operating loss carry forwards	0		0	883,214
Tax benefits utilized amount	1,821,356		233,258	4,876,301	260,450
Advertising and market related expenses carryforwards	¥ 0		0	¥ 8,239,531
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%
Deferred tax liabilities, earnings	¥ 45,622,417		58,600,000		6,523,919
Withholding tax on distributed earnings	58,477,583	$ 8,362,183	15,650,000
Unrecognized deferred tax liabilities	¥ 493,048,319		425,568,636		$ 70,504,972
Unrecognized deferred tax liabilities, tax rate	10.00%				10.00%
Subsidiaries and VIEs and subsidiaries of the VIEs
Income taxes
Undistributed earnings on subsidiaries	¥ 4,930,483,185		¥ 4,255,686,362		$ 705,049,718